Accounts Receivable and Other Receivables - Schedule of Continuity of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020
Receivables [Abstract]
Beginning balance	$ 1,249	$ 965	$ 434
Provision for credit losses	303	546	857
Net write-offs	(343)	(262)	(326)
Ending balance	$ 1,209	$ 1,249	$ 965